5. Lines of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Lines of Credit

NOTE 5. LINES OF CREDIT

On October 15, 2012, the Company entered into a revolving line of credit agreement with TVP Investments, LLC, a Georgia Limited Liability Company in the amount up to $500,000. The line of credit is unsecured, bears interest of 10% and has a maturity date of December 31, 2019. As of March 31, 2018, and December 31, 2017, the balance of the line of credit was $75,000. As of March 31, 2018, and December 31, 2017, the Company had accrued interest on this line of credit in the amounts of $31,793 and $29,918, respectively.

The Company also has a business line of credit up to $3,000 with Well Fargo bank. The line of credit is unsecured with a variable interest rate of approximately 18.0%. No amounts have been drawn on this Line.

NOTE 5. LINES OF CREDIT

	December 31, 2017	December 31, 2016
TVP Investments, LLC	$75,000	$75,000
Less: current portion	–	(75,000)
Long-term portion	$75,000	$–

On October 15, 2012, the Company entered into a revolving line of credit agreement with TVP Investments, LLC, a Georgia Limited Liability Company in the amount up to $500,000. The line of credit is unsecured, bears interest of 10% and has a maturity date of December 31, 2019. As of December 31, 2017, and 2016, the Company had accrued interest on this line of credit in the amounts of $29,918 and 22,418, respectively.

The Company has a business line of credit up to $3,000 with Well Fargo bank. The line of credit is unsecured with a variable interest rate of approximately 18.0%. The balance due of this line of credit was zero as of December 31, 2017 and 2016.